Schedule of Investments (unaudited) July 31, 2020	iShares® iBonds® Dec 2028 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Debt Obligations

Alabama — 1.2%
Alabama Federal Aid Highway Finance Authority RB, Series H, 5.00%, 09/01/28 (Call 09/01/27)	$65	$84,391
City of Huntsville AL GOL, Series B, 5.00%, 05/01/28 (Call 11/01/27)	75	98,306
State of Alabama GO
4.00%, 11/01/28 (Call 02/01/26)	20	23,568
Series A, 5.00%, 11/01/32 (Call 11/01/28)	70	92,348
University of Alabama (The) RB, Series C, 5.00%, 07/01/28	200	265,406

		564,019

Arizona — 1.4%
City of Mesa AZ Utility System Revenue RB, 5.00%, 07/01/29 (Call 07/01/28)	50	66,587
City of Phoenix Civic Improvement Corp. RB
5.00%, 07/01/28 (Call 07/01/26)	100	125,652
Series D, 5.00%, 07/01/28 (Call 07/01/27)	15	18,864
Maricopa County Union High School District No. 210-Phoenix GO, 5.00%, 07/01/28 (Call 07/01/27)	25	32,207
Salt River Project Agricultural Improvement & Power District RB
5.00%, 01/01/29 (Call 01/01/28)	85	112,102
5.00%, 01/01/31 (Call 01/01/28)	55	71,884
Series A, 5.00%, 01/01/28 (Call 01/01/27)	150	192,075

		619,371

California — 13.2%
Beverly Hills Unified School District CA GO, 0.00%, 08/01/28(a)	35	32,396
California Infrastructure & Economic Development Bank RB
5.00%, 10/01/28 (Call 04/01/26)	75	94,143
5.00%, 10/01/28 (Call 04/01/27)	70	90,978
5.00%, 10/01/32 (Call 04/01/28)	135	177,212
California State Public Works Board RB
4.00%, 10/01/28 (Call 10/01/26)	50	59,830
5.00%, 09/01/28 (Call 09/01/27)	25	32,559
Series B, 5.00%, 05/01/28	100	132,992
Series C, 5.00%, 11/01/28 (Call 11/01/26)	25	31,704
Series C, 5.00%, 11/01/31 (11/01/28)	75	99,496
Series G, 5.00%, 10/01/28 (Call 10/01/27)	50	65,272
California State University RB
Series A, 5.00%, 11/01/28 (Call 05/01/26)	160	200,098
Series A, 5.00%, 11/01/30 (Call 11/01/28)	35	46,959
City of Los Angeles CA GO, Series B, 5.00%, 09/01/28	25	34,070
City of Los Angeles Department of Airports RB, 5.00%, 05/15/28	25	32,885
City of Riverside CA Sewer Revenue RB, Series A, 5.00%, 08/01/29 (Call 08/01/28)	50	66,688
City of San Francisco CA Public Utilities Commission Water Revenue RB, 5.00%, 11/01/28 (11/01/26)	125	159,810
Coast Community College District GO
Series B, 0.00%, 08/01/28(a)	190	175,305
Series D, 5.00%, 08/01/28 (Call 08/01/27)	75	98,644
Fairfield-Suisun Unified School District GO, 4.00%, 08/01/31 (08/01/28)	100	125,879
Long Beach Unified School District GO, 5.00%, 08/01/28 (Call 08/01/26)	45	57,314
Los Angeles County Metropolitan Transportation Authority RB
5.00%, 06/01/28 (06/01/26)	30	37,823
5.00%, 07/01/32 (Call 07/01/28)	200	264,348
Los Angeles Department of Water & Power System Revenue RB
5.00%, 07/01/30 (Call 07/01/28)	100	134,053
Series A, 5.00%, 07/01/32 (Call 01/01/28)	35	45,628

Security	Par (000)	Value

California (continued)
Los Angeles Department of Water RB
5.00%, 07/01/31 (Call 07/01/28)	$80	$107,054
5.00%, 07/01/32 (Call 07/01/28)	50	66,402
Series A, 5.00%, 07/01/28 (Call 01/01/26)	35	43,881
Series A, 5.00%, 07/01/31 (Call 01/01/28)	60	79,037
Los Angeles Unified School District/CA GO
Series B1, 5.00%, 07/01/28 (Call 01/01/28)	165	217,312
Series B-1, 5.00%, 07/01/30 (Call 01/01/28)	45	58,768
Series M1, 5.00%, 07/01/28 (Call 01/01/28)	100	131,704
Metropolitan Water District of Southern California RB
5.00%, 09/01/28	30	40,799
5.00%, 01/01/31 (Call 07/01/28)	70	93,787
Napa Valley Community College District GO, Series B, 0.00%, 08/01/28 (NPFGC)(a)	100	91,681
North Orange County Community College District/CA GO, Series B, 0.00%, 08/01/28 (NPFGC)(a)	270	249,118
Poway Unified School District GO, Series A, 0.00%, 08/01/28(a)	50	45,586
San Diego Community College District GO, 4.00%, 08/01/28 (Call 08/01/26)	70	84,813
San Francisco Bay Area Rapid Transit District GO, Series A, 5.00%, 08/01/28 (Call 08/01/27)	50	65,762
San Francisco Bay Area Rapid Transit District Sales Tax Revenue RB, 4.00%, 07/01/28 (Call 07/01/26)	50	59,644
San Jose Evergreen Community College District GO, Series B, 0.00%, 09/01/28 (AGM)(a)	50	46,076
San Jose Unified School District GO, Series C, 0.00%, 08/01/28 (NPFGC)(a)	110	101,493
San Marcos Unified School District GO, 0.00%, 08/01/28(a)	80	72,706
San Mateo County Community College District GO, Series B, 5.00%, 09/01/28	70	95,397
State of California Department of Water Resources RB, 5.00%, 12/01/31 (Call 12/01/28)	50	67,645
State of California GO
5.00%, 04/01/28	125	166,845
5.00%, 08/01/28	100	134,748
5.00%, 08/01/28 (Call 08/01/27)	135	176,476
5.00%, 09/01/28 (Call 09/01/26)	275	348,867
5.00%, 10/01/28	250	338,407
5.00%, 08/01/29 (Call 08/01/28)	135	181,177
Series C, 5.00%, 08/01/28 (Call 08/01/26)	250	316,327
University of California RB, Series AZ, 5.00%, 05/15/31 (Call 05/15/28)	45	59,615
William S Hart Union High School District GO, Series B, 0.00%, 09/01/28(a)	185	168,441

		6,005,654

Colorado — 0.7%
Board of Governors of Colorado State University System RB
Series C, 5.00%, 03/01/28	15	19,648
Series C, 5.00%, 03/01/29 (Call 03/01/28)	50	65,302
City & County of Denver Co. Airport System Revenue RB, 5.00%, 12/01/32 (12/01/28)	100	127,312
Denver City & County School District No. 1 GO, 5.00%, 12/01/28 (Call 12/01/26) (SAW)	90	114,384

		326,646

Connecticut — 1.9%
State of Connecticut GO
Series C, 5.00%, 06/15/28	35	45,490
Series E, 5.00%, 09/15/28	50	65,380
Series E, 5.00%, 09/15/30 (Call 09/15/28)	100	129,540

1

Schedule of Investments (unaudited) (continued) July 31, 2020	iShares® iBonds® Dec 2028 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Connecticut (continued)
Series E, 5.00%, 09/15/31 (Call 09/15/28)	$150	$193,263
State of Connecticut Special Tax Revenue RB
Series A, 5.00%, 01/01/28	125	160,919
Series A, 5.00%, 09/01/28 (Call 09/01/26)	110	135,770
Series A, 5.00%, 01/01/29 (Call 01/01/28)	70	89,805
Series B, 5.00%, 09/01/28 (Call 09/01/26)	50	61,713

		881,880

Delaware — 0.3%
State of Delaware GO
Series A, 2.13%, 03/01/28 (Call 03/01/26)	15	15,998
Series A, 5.00%, 02/01/32 (Call 02/01/28)	100	130,350

		146,348

District of Columbia — 1.2%
District of Columbia GO
Series A, 5.00%, 06/01/28	50	67,012
Series D, 5.00%, 06/01/28 (Call 12/01/26)	85	108,635
Series D, 5.00%, 06/01/28 (Call 06/01/27)	45	58,460
District of Columbia RB, 5.00%, 12/01/28	150	199,653
District of Columbia Water & Sewer Authority RB
5.00%, 10/01/28 (Call 04/01/27)	25	32,302
5.00%, 10/01/32 (Call 04/01/28)	60	78,501

		544,563

Florida — 5.3%
County of Miami-Dade FL Aviation Revenue RB, 5.00%, 10/01/28 (Call 10/01/26)	10	12,289
County of Miami-Dade FL GO, Series D, 5.00%, 07/01/28 (Call 07/01/26)	25	31,562
County of Miami-Dade FL Water & Sewer System Revenue RB
5.00%, 10/01/30 (Call 10/01/28)	80	105,997
Series B, 5.00%, 10/01/28 (Call 10/01/27)	150	194,596
Florida Department of Environmental Protection RB, Series A, 5.00%, 07/01/28	165	219,856
Florida’s Turnpike Enterprise RB, Series A, 5.00%, 07/01/28	75	100,481
Hillsborough County School Board COP, 5.00%, 07/01/28 (Call 07/01/26)	250	311,660
Orange County School Board COP, Series C, 5.00%, 08/01/28	100	129,938
Palm Beach County School District COP, Series B, 5.00%, 08/01/28	110	147,005
School District of Broward County/FL GO, 5.00%, 07/01/30 (Call 07/01/28)	60	79,669
State of Florida Department of Transportation RB
5.00%, 07/01/31 (Call 07/01/28)	75	98,672
5.00%, 07/01/32 (Call 07/01/28)	190	248,415
State of Florida GO
5.00%, 06/01/30 (Call 06/01/28)	110	146,540
Series A, 4.00%, 07/01/32 (Call 07/01/28)	350	432,208
Series B, 5.00%, 06/01/28 (Call 06/01/27)	125	162,585

		2,421,473

Georgia — 1.9%
City of Atlanta GA Water & Wastewater Revenue RB, 5.00%, 11/01/28 (Call 11/01/27)	50	65,302
Forsyth County School District GO, 5.00%, 02/01/30 (Call 02/01/28)	250	330,125
State of Georgia GO
Series A, 5.00%, 07/01/31 (Call 07/01/28)	155	205,871
Series E, 5.00%, 12/01/28 (Call 12/01/26)	185	236,511

		837,809

Security	Par (000)	Value

Hawaii — 1.9%
City & County Honolulu HI Wastewater System Revenue RB, Series A, 4.00%, 07/01/28	$100	$124,773
City & County of Honolulu HI GO
5.00%, 09/01/28 (Call 09/01/27)	30	38,950
Series A, 5.00%, 09/01/28	15	20,021
Series C, 4.00%, 08/01/28	250	312,475
County of Maui HI GO, 5.00%, 09/01/28	35	46,716
State of Hawaii GO
5.00%, 01/01/29 (Call 01/01/28)	100	131,039
5.00%, 01/01/32 (Call 01/01/28)	105	135,629
Series FT, 5.00%, 01/01/31 (Call 01/01/28)	30	38,959

		848,562

Illinois — 1.8%
Chicago O’Hare International Airport RB, Series C, 5.00%, 01/01/28 (Call 01/01/26)	75	89,704
Illinois Finance Authority RB, 5.00%, 12/01/28	75	101,185
State of Illinois GO
5.00%, 02/01/28 (Call 02/01/27)	100	114,113
5.00%, 10/01/30 (Call 10/01/28)	125	145,015
Series A, 5.00%, 05/01/29 (Call 05/01/28)	150	174,064
Series D, 5.00%, 11/01/28 (Call 11/01/27)	150	171,933

		796,014

Indiana — 1.1%
City of Indianapolis Department of Public Utilities Water System Revenue RB, Series A, 5.00%, 10/01/28	30	39,849
Indiana Finance Authority RB
Series C, 5.00%, 06/01/28 (Call 12/01/26)	100	126,689
Series R, 5.00%, 02/01/28	75	99,173
Indianapolis Local Public Improvement Bond Bank RB, Series E, 5.00%, 01/01/28 (Call 01/01/26)	175	217,914

		483,625

Iowa — 0.4%
Iowa Finance Authority RB, Series A, 5.00%, 08/01/31 (Call 08/01/28)	120	158,844
State of Iowa RB, Series A, 5.00%, 06/01/28 (Call 06/01/26)	30	37,444

		196,288

Kansas — 0.3%
State of Kansas Department of Transportation RB
5.00%, 09/01/28 (Call 09/01/27)	75	96,716
Series A, 5.00%, 09/01/28 (Call 09/01/27)	30	38,687

		135,403

Louisiana — 1.0%
State of Louisiana GO, Series B, 5.00%, 08/01/28 (Call 08/01/26)	50	62,495
State of Louisiana RB, Series A, 5.00%, 09/01/29 (Call 09/01/28)	310	411,478

		473,973

Maine — 0.4%
Maine Municipal Bond Bank RB
Series A, 5.00%, 09/01/28 (Call 09/01/26)	80	99,435
Series A, 5.00%, 11/01/28	35	46,984
State of Maine GO, Series D, 5.00%, 06/01/28	40	53,285

		199,704

Maryland — 6.0%
City of Baltimore MD GO, 5.00%, 10/15/28	30	40,452
County of Howard MD GO, Series A, 5.00%, 08/15/28	210	283,466
County of Montgomery MD GO
Series A, 5.00%, 11/01/28	265	359,777
Series A, 5.00%, 11/01/29 (11/01/28)	130	175,838

2

Schedule of Investments (unaudited) (continued) July 31, 2020	iShares® iBonds® Dec 2028 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Maryland (continued)
County of Prince George’s MD GOL
Series A, 4.00%, 07/15/32 (Call 07/15/28)	$200	$246,790
Series A, 5.00%, 07/15/31 (Call 07/15/28)	100	132,949
Series B, 5.00%, 09/15/28	95	128,527
State of Maryland Department of Transportation RB
4.00%, 05/01/30 (Call 05/01/28)	45	55,468
5.00%, 09/01/28 (Call 09/01/27)	110	143,524
5.00%, 10/01/28 (Call 10/01/26)	190	240,738
State of Maryland GO
First Series, 5.00%, 03/15/28	55	73,366
Second Series, 5.00%, 08/01/29 (Call 08/01/28)	145	194,864
Series A, 5.00%, 03/15/29 (Call 03/15/28)	125	166,241
Series A, 5.00%, 03/15/30 (Call 03/15/28)	125	165,600
Washington Suburban Sanitary Commission RB
5.00%, 06/01/28 (GTD)	125	167,755
5.00%, 06/01/30 (Call 06/01/28)	125	166,523

		2,741,878

Massachusetts — 2.7%
Commonwealth of Massachusetts GOL
Series B, 5.00%, 07/01/28	195	261,427
Series B, 5.00%, 01/01/30 (Call 01/01/28)	85	111,274
Series B, 5.25%, 08/01/28	100	136,327
Series C, 5.00%, 05/01/28	100	133,438
Massachusetts Bay Transportation Authority RB, Series A, 5.25%, 07/01/28	250	338,607
Massachusetts Department of Transportation RB, Series A, 0.00%, 01/01/28 (NPFGC)(a)	50	44,365
Massachusetts Health & Educational Facilities Authority RB, 5.25%, 07/01/28	50	68,182
Massachusetts Water Resources Authority RB, Series B, 5.00%, 08/01/28 (Call 08/01/26)	100	126,599

		1,220,219

Michigan — 0.4%
Great Lakes Water Authority Water Supply System Revenue RB, Series C, 5.00%, 07/01/28 (Call 07/01/26)	35	43,154
Michigan Finance Authority RB
5.00%, 10/01/28	45	60,828
5.00%, 10/01/30 (Call 10/01/28)	50	67,180
Series B, 5.00%, 10/01/28 (Call 10/01/26)	15	19,108

		190,270

Minnesota — 1.7%
Metropolitan Council GO, Series C, 4.00%, 03/01/28 (Call 03/01/27)	25	30,492
Minneapolis-St Paul Metropolitan Airports Commission RB, 5.00%, 01/01/28 (Call 01/01/27)	65	81,097
Minnesota Public Facilities Authority RB, Series A, 5.00%, 03/01/28 (Call 03/01/26)	100	124,712
State of Minnesota GO
Series A, 5.00%, 10/01/28 (Call 10/01/27)	50	65,558
Series A, 5.00%, 08/01/29 (Call 08/01/28)	70	93,878
Series A, 5.00%, 08/01/32 (Call 08/01/28)	200	263,598
Series B, 5.00%, 10/01/28 (10/01/27)	90	118,003

		777,338

Mississippi — 0.4%
State of Mississippi GO, Series A, 5.00%, 10/01/28 (Call 10/01/27)	150	195,570

Security	Par (000)	Value

Missouri — 0.3%
City of Kansas City MO Sanitary Sewer System Revenue RB, 5.00%, 01/01/29 (Call 01/01/28)	$105	$136,974

Nebraska — 0.9%
Omaha Public Power District RB, Series A, 5.00%, 02/01/28 (Call 02/01/26)	125	155,244
University of Nebraska Facilities Corp. RB
5.00%, 07/15/28	55	73,263
5.00%, 07/15/30 (Call 07/15/28)	125	164,222

		392,729

Nevada — 3.1%
Clark County School District GOL, Series C, 5.00%, 06/15/28 (Call 12/15/27)	145	183,563
County of Clark NV GOL
5.00%, 12/01/30 (Call 12/01/28)	100	130,679
5.00%, 12/01/31 (Call 12/01/28)	100	129,468
County of Clark NV RB, Series B, 5.00%, 07/01/28	250	321,130
County of Washoe NV RB, 5.00%, 02/01/28	150	195,156
State of Nevada GOL
Series A, 5.00%, 04/01/28	40	52,968
Series A, 5.00%, 05/01/28	75	99,544
State of Nevada Highway Improvement Revenue RB
5.00%, 12/01/28 (Call 06/01/26)	100	124,902
5.00%, 12/01/30 (Call 06/01/28)	145	189,458

		1,426,868

New Hampshire — 0.2%
State of New Hampshire GO, Series A, 5.00%, 12/01/31 (Call 12/01/28)	50	66,927

New Jersey — 1.7%
New Jersey Economic Development Authority RB, 5.00%, 06/15/28	60	72,106
New Jersey Transportation Trust Fund Authority RB
5.00%, 06/15/30 (Call 12/15/28)	75	90,345
Series A, 5.00%, 06/15/28 (Call 06/15/26)	100	116,860
New Jersey Turnpike Authority RB
Series B, 5.00%, 01/01/32 (Call 01/01/28)	165	205,243
Series E, 5.00%, 01/01/29 (Call 01/01/28)	100	126,662
State of New Jersey GO, 5.00%, 06/01/28 (06/01/27)	135	166,909

		778,125

New Mexico — 0.1%
New Mexico Finance Authority RB, Series D, 5.00%, 06/01/29 (Call 06/01/28)	50	66,394

New York — 10.6%
City of New York NY GO
Series A, 5.00%, 08/01/28 (Call 08/01/27)	25	31,990
Series A, 5.00%, 08/01/29 (Call 02/01/28)	110	141,421
Series C, 5.00%, 08/01/28 (Call 02/01/27)	75	94,510
Series C, 5.00%, 08/01/29 (Call 02/01/28)	150	192,847
Series D, 5.00%, 08/01/28 (Call 02/01/26)	200	244,798
Long Island Power Authority RB
5.00%, 09/01/29 (Call 09/01/28)	115	150,030
Series A, 0.00%, 12/01/28 (AGM)(a)	170	151,368
Metropolitan Transportation Authority RB
Series B, 5.00%, 11/15/28	295	339,881
Series C-1, 5.00%, 11/15/29 (Call 05/15/28)	260	295,212
New York City Transitional Finance Authority Building Aid Revenue RB
5.00%, 07/15/31 (Call 07/15/28) (SAW)	100	129,373

3

Schedule of Investments (unaudited) (continued) July 31, 2020	iShares® iBonds® Dec 2028 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

New York (continued)
5.00%, 07/15/32 (Call 07/15/28)	$50	$64,238
Series S-4A, 5.00%, 07/15/28 (SAW)	35	46,311
Series S-4A, 5.00%, 07/15/31 (Call 07/15/28) (SAW)	120	155,248
New York City Transitional Finance Authority Future Tax Secured Revenue RB
Series A1, 5.00%, 08/01/32 (Call 08/01/28)	50	64,737
Series C-1, 5.00%, 11/01/28	25	33,324
New York City Water & Sewer System RB, 5.00%, 06/15/28 (Call 06/15/27)	100	130,849
New York State Dormitory Authority RB
5.00%, 02/15/28 (Call 08/15/27)	300	387,468
5.00%, 03/15/28 (Call 09/15/26)	30	37,428
Series A, 5.00%, 02/15/28 (Call 02/15/27)	175	222,481
Series A, 5.00%, 03/15/28	50	65,573
Series A, 5.00%, 03/15/31 (Call 03/15/28)	40	51,598
Series A, 5.00%, 03/15/32 (Call 03/15/28)	105	134,590
Series A, 5.00%, 03/15/32 (Call 09/15/28)	95	123,281
Series C, 5.00%, 03/15/29 (Call 03/15/28)	100	130,393
Series C, 5.00%, 03/15/31 (Call 03/15/28)	40	51,598
Series C, 5.00%, 03/15/32 (Call 03/15/28)	60	76,909
New York State Environmental Facilities Corp. RB, 5.00%, 06/15/28 (Call 06/15/27)	40	52,088
New York State Thruway Authority RB
5.00%, 01/01/30 (01/01/28)	100	127,921
5.00%, 01/01/31 (Call 01/01/28)	75	95,481
New York State Urban Development Corp. RB
5.00%, 03/15/28 (Call 03/15/26)	80	98,684
Series C-2, 5.00%, 03/15/28 (Call 09/15/27)	100	129,540
Port Authority of New York & New Jersey RB, 5.00%, 09/01/32 (Call 09/01/28)	115	147,632
Triborough Bridge & Tunnel Authority RB
5.00%, 11/15/28	130	171,382
Series B, 0.00%, 11/15/28(a)	155	134,320
Series B, 5.00%, 11/15/28	110	145,015
Utility Debt Securitization Authority RB, Series A, 5.00%, 06/15/28 (Call 06/15/26)	120	149,494

		4,799,013

North Carolina — 2.0%
City of Charlotte NC GO, Series A, 5.00%, 06/01/28	115	154,649
County of Guilford NC GO, Series B, 5.00%, 05/01/28 (Call 05/01/27)	100	129,816
County of Wake NC RB, 5.00%, 12/01/28 (Call 12/01/26)	65	82,311
North Carolina State University at Raleigh RB, 5.00%, 10/01/28	50	67,163
State of North Carolina GO, Series A, 5.00%, 06/01/28	120	161,372
State of North Carolina RB
5.00%, 03/01/28	100	131,852
Series B, 5.00%, 05/01/28 (Call 05/01/27)	150	193,230

		920,393

Ohio — 3.5%
City of Columbus OH GO, 5.00%, 04/01/31 (Call 10/01/28)	400	533,028
Ohio Turnpike & Infrastructure Commission RB, Series A, 5.00%, 02/15/28 (Call 02/15/27)	55	70,286
Ohio Water Development Authority RB
5.00%, 06/01/28 (Call 03/01/28)	50	66,218
5.00%, 12/01/28 (Call 12/01/26)	50	63,796
Series A, 5.00%, 06/01/28	110	146,829
State of Ohio GO
5.00%, 05/01/32 (Call 05/01/28)	50	65,301
Series S, 5.00%, 05/01/28 (Call 05/01/26)	260	325,660

Security	Par (000)	Value

Ohio (continued)
State of Ohio RB
5.00%, 12/01/28 (Call 12/01/26)	$135	$169,953
Series A, 5.00%, 04/01/28	115	149,292

		1,590,363

Oklahoma — 0.2%
Oklahoma Capitol Improvement Authority RB, 5.00%, 07/01/28	25	32,419
Oklahoma Department of Transportation RB, 5.00%, 09/01/28	50	66,138

		98,557

Oregon — 1.2%
City of Portland OR GOL, Series B, 5.00%, 06/15/29 (Call 06/15/28)	145	193,656
City of Portland OR Sewer System Revenue RB, Series A, 5.00%, 05/01/28 (Call 05/01/26)	100	125,382
Salem-Keizer School District No. 24J GO, Series B, 0.00%, 06/15/28 (GTD)(a)	90	82,604
State of Oregon GO
Series A, 5.00%, 05/01/28	40	53,304
Series Q, 5.00%, 05/01/28 (Call 05/01/26)	60	75,306

		530,252

Pennsylvania — 2.4%
City of Philadelphia PA Water & Wastewater Revenue RB, Series B, 5.00%, 11/01/28 (Call 11/01/27)	100	129,701
Commonwealth of Pennsylvania GO
First Series, 5.00%, 01/01/28 (Call 01/01/27)	250	316,522
Second Series, 5.00%, 09/15/28 (Call 09/15/26)	250	313,762
Series 1, 5.00%, 02/01/28 (Call 02/01/26)	140	172,459
Pennsylvania Turnpike Commission RB, Series A, 5.25%, 07/15/28 (AGM)	100	133,493
Pittsburgh Water & Sewer Authority RB, 5.00%, 09/01/28 (Call 09/01/27) (AGM)	30	38,687

		1,104,624

Rhode Island — 0.4%
State of Rhode Island GO, 5.00%, 08/01/28 (Call 08/01/27)	125	160,143

South Carolina — 1.3%
County of Beaufort SC GO, Series A, 5.00%, 02/01/28 (02/01/27) (SAW)	120	153,175
County of Charleston SC GO, Series B, 5.00%, 11/01/28	100	136,149
South Carolina Transportation Infrastructure Bank RB, 5.00%, 10/01/29 (Call 10/01/28)	130	170,747
State of South Carolina GO, 5.00%, 04/01/28 (10/01/27) (SAW)	100	131,578

		591,649

Tennessee — 1.2%
Metropolitan Government of Nashville & Davidson County TN Electric Revenue RB, Series A, 5.00%, 05/15/28 (Call 05/15/27)	60	77,242
Metropolitan Government of Nashville & Davidson County TN GO
5.00%, 01/01/28 (Call 07/01/26)	170	213,687
5.00%, 07/01/32 (Call 07/01/28)	25	32,686
State of Tennessee GO, Series A, 5.00%, 02/01/32 (Call 02/01/28)	75	98,016
Tennessee State School Bond Authority RB
Series A, 5.00%, 11/01/28 (Call 11/01/27)	35	45,567
Series B, 5.00%, 11/01/28 (Call 11/01/27)	45	58,587

		525,785

Texas — 13.0%
Aldine Independent School District GO, 5.00%, 02/15/28 (Call 02/15/27) (PSF)	85	108,685

4

Schedule of Investments (unaudited) (continued) July 31, 2020	iShares® iBonds® Dec 2028 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Texas (continued)
Alvin Independent School District/TX GO, Series A, 5.00%, 02/15/28 (Call 02/15/26) (PSF)	$70	$87,051
Austin Independent School District GO
5.00%, 08/01/28 (Call 08/01/26) (PSF)	100	126,349
5.00%, 08/01/31 (Call 08/01/28) (PSF)	200	264,376
City of Austin TX GOL, 5.00%, 09/01/28	75	100,383
City of Austin TX Water & Wastewater System Revenue RB, 5.00%, 11/15/28 (Call 11/15/26)	50	63,360
City of Dallas TX Waterworks & Sewer System Revenue RB, 5.00%, 10/01/28 (Call 10/01/27)	150	195,691
City of Houston TX Combined Utility System Revenue RB
Series A, 0.00%, 12/01/28 (AGM)(a)	120	109,624
Series B, 5.00%, 11/15/28 (Call 11/15/27)	105	137,193
Series D, 5.00%, 11/15/30 (11/15/28)	115	153,674
City of Lewisville TX GOL, 5.00%, 02/15/30 (Call 02/15/28)	75	98,109
City of San Antonio TX Electric & Gas Systems Revenue RB, 5.00%, 02/01/28 (Call 08/01/26)	100	126,027
City of San Antonio TX GOL, 5.00%, 08/01/28 (Call 08/01/27)	55	71,722
Fort Bend Independent School District GO
Series B, 4.00%, 02/15/32 (Call 02/15/28) (PSF)	35	42,430
Series C, 5.00%, 08/15/28 (PSF)	50	66,659
Frisco Independent School District GO, 5.00%, 08/15/28 (PSF)	300	403,278
Grand Parkway Transportation Corp. RB, 5.00%, 10/01/30 (Call 04/01/28)	80	104,180
Grand Prairie Independent School District GO, Series A, 5.00%, 02/15/28 (Call 08/15/26) (PSF)	50	62,640
Harris County Toll Road Authority (The) RB, Series A, 5.00%, 08/15/32 (Call 02/15/28)	105	134,210
Katy Independent School District GO, 5.00%, 02/15/31 (Call 02/15/28) (PSF)	100	132,397
Killeen Independent School District GO, 5.00%, 02/15/30 (Call 02/15/28) (PSF)	65	85,361
Klein Independent School District GO, 5.00%, 08/01/28 (Call 08/01/26) (PSF)	65	81,864
Laredo Independent School District GO, 5.00%, 08/01/28 (Call 08/01/27) (PSF)	100	129,529
Leander Independent School District GO, Series A, 5.00%, 08/15/31 (Call 02/15/28) (PSF)	190	246,552
Lewisville Independent School District GO, 5.00%, 08/15/32 (Call 08/15/28) (PSF)	100	131,829
Lone Star College System GOL, 5.00%, 02/15/28 (Call 02/15/26)	15	18,562
North Texas Municipal Water District RB, 5.00%, 06/01/28 (Call 06/01/26)	95	118,287
North Texas Tollway Authority RB
First Series, 0.00%, 01/01/28(a)	120	108,611
Series B, 5.00%, 01/01/28	170	216,065
Northside Independent School District GO, 5.00%, 08/15/28 (Call 08/15/27) (PSF)	150	196,306
Richardson Independent School District GO, 5.00%, 02/15/30 (Call 02/15/28) (PSF)	200	262,308
Round Rock Independent School District GO, Series A, 5.00%, 08/01/28 (PSF)	145	194,446
San Antonio Independent School District/TX GO
5.00%, 08/15/29 (Call 08/15/28) (PSF)	100	133,232
5.00%, 08/15/32 (Call 08/15/28) (PSF)	200	262,572
Spring Independent School District GO, 5.00%, 08/15/32 (Call 08/15/28) (PSF)	45	58,795
State of Texas GO, Series A, 5.00%, 08/01/29 (Call 08/01/28)	150	201,030
Temple Independent School District/TX GO, 4.00%, 02/01/28 (Call 02/01/27) (PSF)	110	133,195

Security	Par (000)	Value

Texas (continued)
Texas Water Development Board RB
Series A, 5.00%, 10/15/31 (Call 04/15/28)	$55	$72,266
Series B, 5.00%, 04/15/28	100	132,914
Series B, 5.00%, 10/15/29 (Call 10/15/28)	35	47,187
Series B, 5.00%, 04/15/31 (Call 10/15/28)	85	113,693
Series B, 5.00%, 10/15/31 (Call 10/15/28)	165	220,057
Trinity River Authority Central Regional Wastewater System Revenue RB, 5.00%, 08/01/32 (Call 08/01/28)	100	130,720

		5,883,419

Utah — 0.9%
Alpine School District/UT GO, Series B, 5.00%, 03/15/28 (Call 03/15/27) (GTD)	75	96,642
City of Provo UT GO, 5.00%, 02/01/30 (Call 08/01/28)	100	133,036
State of Utah GO, 5.00%, 07/01/28	85	114,501
Utah Water Finance Agency RB, Series A, 5.00%, 03/01/28 (Call 03/01/27)	35	44,787

		388,966

Virginia — 3.9%
Commonwealth of Virginia GO, Series A, 5.00%, 06/01/30 (Call 06/01/28)	195	261,711
County of Fairfax VA GO
5.00%, 10/01/28 (Call 04/01/28) (SAW)	25	33,577
5.00%, 10/01/30 (Call 04/01/28) (SAW)	100	133,099
Virginia College Building Authority RB
5.00%, 02/01/28 (Call 02/01/27)	100	128,379
5.00%, 09/01/28 (Call 09/01/26)	80	101,002
Series B, 5.00%, 02/01/28	55	72,964
Series E, 5.00%, 02/01/29 (Call 02/01/28)	140	184,471
Virginia Commonwealth Transportation Board RB, 5.00%, 03/15/32 (Call 09/15/28)	85	111,688
Virginia Public Building Authority RB, Series A, 5.00%, 08/01/28	200	269,126
Virginia Public School Authority RB
5.00%, 03/01/28 (SAW)	20	26,596
5.00%, 08/01/28 (Call 08/01/27) (SAW)	150	194,293
Virginia Resources Authority RB
Series A, 5.00%, 11/01/28	80	108,689
Series A, 5.00%, 11/01/30 (Call 11/01/28)	100	135,980

		1,761,575

Washington — 4.4%
Auburn School District No. 408 of King & Pierce Counties GO, 5.00%, 12/01/28 (Call 12/01/27) (GTD)	40	52,296
City of Everett WA Water & Sewer Revenue RB, 5.00%, 12/01/28 (Call 12/01/26)	25	31,791
City of Seattle WA Drainage & Wastewater Revenue RB, 4.00%, 07/01/28 (Call 07/01/27)	50	61,352
City of Seattle WA Municipal Light & Power Revenue RB
Series B, 5.00%, 04/01/28 (Call 04/01/26)	35	43,645
Series C, 4.00%, 10/01/28 (Call 10/01/26)	30	35,998
City of Tacoma WA Electric System Revenue RB, 5.00%, 01/01/28 (Call 01/01/27)	30	38,198
Clark County School District No. 37 Vancouver GO, 5.00%, 12/01/28 (GTD)	130	175,887
County of King WA Sewer Revenue RB, Series B, 5.00%, 07/01/29 (Call 07/01/28)	110	146,391
County of Spokane WA GOL, Series B, 5.00%, 12/01/28	130	176,263
Energy Northwest RB
5.00%, 07/01/28	330	441,513
Series A, 5.00%, 07/01/28 (Call 07/01/27)	25	32,441
Series C, 5.00%, 07/01/30 (Call 07/01/28)	100	132,601

5

Schedule of Investments (unaudited) (continued) July 31, 2020	iShares® iBonds® Dec 2028 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Washington (continued)
King County School District No. 405 Bellevue GO, 5.00%, 12/01/28 (Call 12/01/26) (GTD)	$10	$12,716
State of Washington GO
5.00%, 08/01/28 (Call 08/01/26)	180	227,185
5.00%, 02/01/30 (Call 02/01/28)	60	78,718
5.00%, 02/01/31 (Call 02/01/28)	80	104,582
Series B, 5.00%, 08/01/28 (Call 08/01/26)	90	113,593
Series C, 0.00%, 06/01/28 (NPFGC)(a)	75	69,415

		1,974,585

West Virginia — 1.8%
State of West Virginia GO
Series A, 5.00%, 06/01/28	60	80,305
Series B, 5.00%, 06/01/31 (Call 06/01/28)	235	309,793
Series B, 5.00%, 12/01/32 (Call 06/01/28)	75	97,999
West Virginia Commissioner of Highways RB, 5.00%, 09/01/28 (Call 09/01/27)	160	206,074
West Virginia State School Building Authority Lottery Revenue RB, 5.00%, 07/01/30 (Call 07/01/28)	75	98,710

		792,881

Wisconsin — 0.6%
State of Wisconsin GO
5.00%, 11/01/28 (Call 05/01/26)	125	156,970
Series 3, 5.00%, 11/01/28 (Call 05/01/27)	85	110,492

		267,462

Total Municipal Debt Obligations — 98.9% (Cost: $42,864,982)		44,864,291

Security	Shares (000)	Value

Short-Term Investments

Money Market Funds — 0.1%
BlackRock Liquidity Funds: MuniCash, 0.04%(b)(c)	33	$33,130

Total Short-Term Investments — 0.1% (Cost: $33,120)		33,130

Total Investments in Securities — 99.0% (Cost: $42,898,102)		44,897,421

Other Assets, Less Liabilities — 1.0%		473,980

Net Assets — 100.0%		$45,371,401

(a)	Zero-coupon bond.
(b)	Affiliate of the Fund.
(c)	Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2020, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/19	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/20	Shares Held at 07/31/20 (000)	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds: MuniCash	$59,038	$—	$(26,048	)(a)	$135	$5	$33,130	33	$1,353	$—

(a)	Represents net amount purchased (sold).

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of July 31, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Municipal Debt Obligations	$—	$44,864,291	$—	$44,864,291
Money Market Funds	33,130	—	—	33,130

	$33,130	$44,864,291	$—	$44,897,421

6

Schedule of Investments (unaudited) (continued) July 31, 2020	iShares® iBonds® Dec 2028 Term Muni Bond ETF

Portfolio Abbreviations — Fixed Income

AGM	Assured Guaranty Municipal Corp.

COP	Certificates of Participation

GO	General Obligation

GOL	General Obligation Limited

GTD	Guaranteed

MO	Moral Obligation

NPFGC	National Public Finance Guarantee Corp.

PSF	Permanent School Fund

RB	Revenue Bond

SAW	State Aid Withholding

7